CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Allowance for doubtful accounts, accounts receivable | ¥	¥ 1,444,000		¥ 1,446,994
Allowance for doubtful accounts, other receivable | ¥	91		17,396
Allowance for doubtful accounts, loans receivable | ¥	29,481		329,364
Allowance for doubtful accounts, contract assets | ¥	18,131		14,749
Deferred revenue	46,970	$ 7,371	82,643
Payroll and welfare payable	14,544	2,282	34,540
Income taxes payable	281,297	44,142	255,244
Accrued expenses and other liabilities	467,248	73,322	726,686
Operating lease liabilities	17,909	2,810	29,503
Amounts due to related parties	23,967	3,761	25,289
Deferred tax liabilities	¥ 7,730	$ 1,213	¥ 9,280
Preferred Stock, Per value | $ / shares		$ 0.00001		$ 0.00001
Preferred shares, shares authorized	200,000,000	200,000,000	200,000,000
Preferred share, shares issued	0	0	0
Preferred shares outstanding	0	0	0
Ordinary shares, shares issued	231,323,675	231,323,675	203,510,681
Ordinary shares, shares outstanding	231,323,675	231,323,675	203,510,681
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.00001		0.00001
Ordinary shares, shares authorized	4,600,000,000	4,600,000,000	4,600,000,000
Ordinary shares, shares issued	170,161,275	170,161,275	142,348,281
Ordinary shares, shares outstanding	170,161,275	170,161,275	142,348,281
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.00001		0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	61,162,400	61,162,400	61,162,400
Ordinary shares, shares outstanding	61,162,400	61,162,400	61,162,400
Others
Ordinary shares, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	0	0	0
VIEs
Deferred revenue | ¥	¥ 46,175		¥ 81,246
Payroll and welfare payable | ¥	12,054		29,152
Income taxes payable | ¥	255,618		224,533
Accrued expenses and other liabilities | ¥	138,144		238,170
Operating lease liabilities | ¥	9,700		19,100
Amounts due to related parties | ¥	23,967		24,146
Deferred tax liabilities | ¥	¥ 5,041		¥ 5,742